Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Asset Management & Custody Banks-12.88%
Bank of New York Mellon Corp. (The)	1,358,618	$54,616,444
Northern Trust Corp.	725,237	52,159,045
State Street Corp.	779,516	53,022,678
		159,798,167
Consumer Finance-4.90%
Capital One Financial Corp.	583,577	60,814,559
Diversified Banks-57.84%
Bank of America Corp.	4,029,201	111,971,496
Citigroup, Inc.	2,726,735	120,848,895
Comerica, Inc.	517,533	18,682,941
Fifth Third Bancorp	1,904,551	46,223,453
JPMorgan Chase & Co.	964,142	130,843,711
KeyCorp	3,672,238	34,298,703
PNC Financial Services Group, Inc. (The)	437,756	50,705,277
U.S. Bancorp(b)	2,894,875	86,556,763
Wells Fargo & Co.	2,954,963	117,637,077
		717,768,316
Regional Banks-23.82%
Citizens Financial Group, Inc.	1,655,453	42,677,578
East West Bancorp, Inc.	555,375	26,574,694
Huntington Bancshares, Inc.(b)	4,512,865	46,527,638
M&T Bank Corp.	445,043	53,031,324
Regions Financial Corp.(b)	2,964,602	51,198,676
	Shares	Value
Regional Banks-(continued)
Truist Financial Corp.	1,472,841	$44,877,465
Western Alliance Bancorporation(b)	432,071	14,647,207
Zions Bancorporation N.A.(b)	585,723	15,984,381
		295,518,963
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $1,880,796,246)		1,233,900,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.36%
Invesco Private Government Fund, 5.10%(c)(d)(e)	4,731,566	4,731,566
Invesco Private Prime Fund, 5.22%(c)(d)(e)	12,171,530	12,170,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,902,341)		16,901,879
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $1,897,698,587)		1,250,801,884
OTHER ASSETS LESS LIABILITIES-(0.80)%		(9,936,393)
NET ASSETS-100.00%		$1,240,865,491
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$50,995,912	$(50,995,912)	$-	$-	$-	$21,876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,003,556	171,251,765	(172,523,755)	-	-	4,731,566	203,325*
Invesco Private Prime Fund	15,437,715	358,404,503	(361,673,965)	(1,338)	3,398	12,170,313	547,273*
Total	$21,441,271	$580,652,180	$(585,193,632)	$(1,338)	$3,398	$16,901,879	$772,474

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-67.11%
Asset Management & Custody Banks-6.75%
Artisan Partners Asset Management, Inc., Class A(b)	194,091	$6,210,912
GCM Grosvenor, Inc., Class A(b)	622,930	4,298,217
Janus Henderson Group PLC(b)	198,381	5,213,453
Patria Investments Ltd., Class A (Cayman Islands)(b)	469,678	6,927,750
		22,650,332
Consumer Finance-3.35%
Ally Financial, Inc.	127,421	3,398,318
OneMain Holdings, Inc.	206,576	7,820,968
		11,219,286
Diversified Banks-0.97%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	129,139	3,237,515
Diversified Financial Services-0.95%
Jackson Financial, Inc., Class A	115,475	3,198,658
Investment Banking & Brokerage-5.21%
B. Riley Financial, Inc.(b)	242,380	8,769,308
Lazard Ltd., Class A(b)	137,409	3,942,264
Moelis & Co., Class A(b)	125,464	4,751,322
		17,462,894
Life & Health Insurance-1.07%
Lincoln National Corp.	171,541	3,588,638
Mortgage REITs-42.33%
AGNC Investment Corp.	1,168,661	10,739,995
Annaly Capital Management, Inc.(b)	789,281	14,901,625
ARMOUR Residential REIT, Inc.(b)	3,122,165	15,673,268
Chimera Investment Corp.(b)	2,094,501	10,095,495
Dynex Capital, Inc.(b)	854,647	9,606,232
Ellington Financial, Inc.	1,042,063	13,067,470
MFA Financial, Inc.	1,170,401	12,382,843
Orchid Island Capital, Inc.(b)	1,426,677	14,223,970
PennyMac Mortgage Investment Trust(b)	903,668	10,518,695
Ready Capital Corp.(b)	1,210,113	12,234,242
TPG RE Finance Trust, Inc.	1,277,129	8,084,227
Two Harbors Investment Corp.(b)	838,198	10,427,183
		141,955,245
Regional Banks-4.66%
Central Pacific Financial Corp.	198,219	2,895,980
New York Community Bancorp, Inc.(b)	826,947	8,501,015
Northwest Bancshares, Inc.(b)	401,654	4,221,383
		15,618,378
	Shares	Value
Transaction & Payment Processing Services-1.82%
Western Union Co. (The)	536,665	$6,112,614
Total Common Stocks & Other Equity Interests (Cost $281,447,362)		225,043,560

Closed-End Funds-32.53%
Bain Capital Specialty Finance, Inc., BDC(b)	867,775	10,664,955
Capital Southwest Corp.	575,792	10,536,993
CION Investment Corp.	991,696	9,381,444
FS KKR Capital Corp., BDC(b)	631,906	12,227,381
Goldman Sachs BDC, Inc., BDC(b)	676,774	8,906,346
MidCap Financial Investment Corp.	912,273	10,618,858
NewtekOne, Inc., BDC(b)	294,548	3,625,886
PennantPark Investment Corp.	1,826,286	10,081,099
SLR Investment Corp.(b)	721,851	10,040,947
Trinity Capital, Inc.(b)	990,978	12,525,962
TriplePoint Venture Growth BDC Corp.(b)	991,126	10,456,379
		109,066,250
Total Closed-End Funds (Cost $114,657,871)		109,066,250
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $396,105,233)		334,109,810
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.06%
Invesco Private Government Fund, 5.10%(c)(d)(e)	28,223,003	28,223,003
Invesco Private Prime Fund, 5.22%(c)(d)(e)	72,599,107	72,591,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,823,036)		100,814,849
TOTAL INVESTMENTS IN SECURITIES-129.70% (Cost $496,928,269)		434,924,659
OTHER ASSETS LESS LIABILITIES-(29.70)%		(99,597,213)
NET ASSETS-100.00%		$335,327,446
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,569,965	$(22,569,965)	$-	$-	$-	$10,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,654,039	178,000,353	(176,431,389)	-	-	28,223,003	807,072*
Invesco Private Prime Fund	68,547,907	358,805,972	(354,758,775)	(10,558)	7,300	72,591,846	2,188,632*
Total	$95,201,946	$559,376,290	$(553,760,129)	$(10,558)	$7,300	$100,814,849	$3,006,425

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified REITs-13.98%
Armada Hoffler Properties, Inc.(b)	492,935	$5,442,002
Broadstone Net Lease, Inc.(b)	372,179	5,835,767
Gladstone Commercial Corp.(b)	684,778	8,005,055
Global Net Lease, Inc.(b)	831,934	8,003,205
		27,286,029
Health Care REITs-22.56%
Global Medical REIT, Inc.(b)	886,458	7,729,914
Medical Properties Trust, Inc.(b)	1,133,315	9,349,849
National Health Investors, Inc.(b)	127,123	6,624,379
Omega Healthcare Investors, Inc.(b)	368,283	10,978,516
Sabra Health Care REIT, Inc.	828,435	9,328,178
		44,010,836
Hotel & Resort REITs-5.77%
Apple Hospitality REIT, Inc.	375,436	5,455,085
Service Properties Trust(b)	707,362	5,807,442
		11,262,527
Industrial REITs-8.40%
Innovative Industrial Properties, Inc.(b)	98,383	6,503,116
LXP Industrial Trust(b)	489,959	5,066,176
STAG Industrial, Inc.	138,472	4,818,826
		16,388,118
Multi-Family Residential REITs-2.39%
Apartment Income REIT Corp.	134,290	4,658,520
Office REITs-13.65%
Brandywine Realty Trust	2,270,750	8,855,925
Hudson Pacific Properties, Inc.(b)	1,067,156	4,983,619
Office Properties Income Trust(b)	842,246	6,097,861
SL Green Realty Corp.	289,817	6,703,467
		26,640,872
Other Specialized REITs-16.23%
EPR Properties	211,285	8,812,697
Four Corners Property Trust, Inc.	196,677	5,054,599
Gaming and Leisure Properties, Inc.	105,753	5,090,950
Outfront Media, Inc.	420,094	6,015,746
Uniti Group, Inc.(b)	1,797,922	6,688,270
		31,662,262
	Shares	Value
Retail REITs-12.21%
Getty Realty Corp.(b)	155,574	$5,331,521
Necessity Retail REIT, Inc. (The)(b)	1,871,994	11,962,041
Spirit Realty Capital, Inc.(b)	167,028	6,524,114
		23,817,676
Self-Storage REITs-2.46%
National Storage Affiliates Trust	131,067	4,798,363
Single-Family Residential REITs-2.35%
UMH Properties, Inc.	302,107	4,595,048
Total Common Stocks & Other Equity Interests (Cost $258,141,086)		195,120,251
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d) (Cost $9,113)	9,113	9,113
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $258,150,199)		195,129,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.87%
Invesco Private Government Fund, 5.10%(c)(d)(e)	13,846,673	13,846,673
Invesco Private Prime Fund, 5.22%(c)(d)(e)	36,632,626	36,628,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,481,054)		50,475,635
TOTAL INVESTMENTS IN SECURITIES-125.87% (Cost $308,631,253)		245,604,999
OTHER ASSETS LESS LIABILITIES-(25.87)%		(50,486,270)
NET ASSETS-100.00%		$195,118,729
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,143,071	$(14,133,958)	$-	$-	$9,113	$7,400
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,365,194	$109,297,859	$(106,816,380)	$-	$-	$13,846,673	$389,659*
Invesco Private Prime Fund	29,170,947	243,244,901	(235,779,060)	(6,314)	(1,512)	36,628,962	1,065,209*
Total	$40,536,141	$366,685,831	$(356,729,398)	$(6,314)	$(1,512)	$50,484,748	$1,462,268

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Multi-line Insurance-17.84%
American International Group, Inc.	481,757	$25,451,222
Assurant, Inc.	115,550	13,864,845
Hartford Financial Services Group, Inc. (The)	188,051	12,885,255
Horace Mann Educators Corp.(b)	169,029	5,079,321
		57,280,643
Property & Casualty Insurance-72.05%
Allstate Corp. (The)	228,599	24,791,562
American Financial Group, Inc.	109,747	12,321,296
Arch Capital Group Ltd.(c)	210,275	14,656,167
AXIS Capital Holdings Ltd.(b)	242,414	12,581,287
Chubb Ltd.	139,507	25,920,401
Cincinnati Financial Corp.(b)	121,940	11,767,210
Hanover Insurance Group, Inc. (The)(b)	105,557	11,765,383
James River Group Holdings Ltd.	155,261	2,971,695
Kemper Corp.	238,980	10,343,054
Mercury General Corp.	229,179	6,877,662
ProAssurance Corp.	223,338	2,713,557
Progressive Corp. (The)	205,136	26,238,946
RLI Corp.	106,756	13,221,731
Selective Insurance Group, Inc.(b)	144,998	14,025,656
Travelers Cos., Inc. (The)	159,026	26,913,560
Universal Insurance Holdings, Inc.(b)	125,970	1,807,669
W.R. Berkley Corp.(b)	222,419	12,384,290
		231,301,126
Reinsurance-10.03%
Everest Re Group Ltd.	38,346	13,038,407
RenaissanceRe Holdings Ltd. (Bermuda)	68,516	12,906,359
SiriusPoint Ltd. (Bermuda)(c)	672,089	6,257,148
		32,201,914
Total Common Stocks & Other Equity Interests (Cost $344,604,791)		320,783,683
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $67,978)	67,978	$67,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $344,672,769)		320,851,661
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.55%
Invesco Private Government Fund, 5.10%(d)(e)(f)	491,444	491,444
Invesco Private Prime Fund, 5.22%(d)(e)(f)	1,264,188	1,264,062
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,755,637)		1,755,506
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $346,428,406)		322,607,167
OTHER ASSETS LESS LIABILITIES-(0.49)%		(1,560,385)
NET ASSETS-100.00%		$321,046,782
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,610	$5,307,366	$(5,397,998)	$-	$-	$67,978	$3,784
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	48,506,940	(48,015,496)	-	-	491,444	85,675*
Invesco Private Prime Fund	-	97,493,998	(96,232,871)	(131)	3,066	1,264,062	229,000*
Total	$158,610	$151,308,304	$(149,646,365)	$(131)	$3,066	$1,823,484	$318,459

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
May 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Regional Banks-99.77%
Ameris Bancorp(b)	33,391	$1,053,820
Associated Banc-Corp	69,035	1,022,408
Atlantic Union Bankshares Corp.	37,039	946,717
Bank of Hawaii Corp.	19,834	776,501
Bank OZK(b)	34,714	1,200,410
BankUnited, Inc.	37,054	701,062
BOK Financial Corp.(b)	25,398	2,065,365
Brookline Bancorp, Inc.(b)	43,961	361,359
Cadence Bank(b)	60,174	1,080,725
Cathay General Bancorp	35,956	1,051,354
Columbia Banking System, Inc.	53,753	1,076,673
Commerce Bancshares, Inc.	47,136	2,260,171
Community Bank System, Inc.(b)	26,172	1,293,944
Cullen/Frost Bankers, Inc.	24,247	2,429,549
CVB Financial Corp.(b)	66,793	802,184
Eastern Bankshares, Inc.	87,306	947,270
F.N.B. Corp.	112,019	1,231,089
First Bancorp	89,512	998,954
First Commonwealth Financial Corp.(b)	51,091	646,301
First Financial Bancorp	47,017	891,442
First Financial Bankshares, Inc.(b)	43,578	1,128,670
First Hawaiian, Inc.(b)	58,454	963,907
First Interstate BancSystem, Inc., Class A(b)	44,976	991,721
Fulton Financial Corp.	83,019	926,492
Glacier Bancorp, Inc.(b)	33,734	972,214
Hancock Whitney Corp.	32,531	1,188,358
Home BancShares, Inc.(b)	66,317	1,423,826
Hope Bancorp, Inc.	59,250	475,185
Independent Bank Corp.(b)	20,052	885,095
New York Community Bancorp, Inc.(b)	179,975	1,850,143
Old National Bancorp	90,436	1,123,215
Pacific Premier Bancorp, Inc.	47,094	886,780
PacWest Bancorp(b)	57,631	371,720
Pinnacle Financial Partners, Inc.	21,575	1,049,624
Popular, Inc.	22,389	1,280,203
Prosperity Bancshares, Inc.(b)	34,485	1,971,852
	Shares	Value
Regional Banks-(continued)
Provident Financial Services, Inc.(b)	37,314	$592,546
Simmons First National Corp., Class A(b)	63,027	1,025,449
South State Corp.(b)	19,809	1,238,459
Synovus Financial Corp.	38,225	1,035,515
Texas Capital Bancshares, Inc.(c)	23,902	1,130,565
Trustmark Corp.	30,226	631,119
UMB Financial Corp.	17,633	998,733
United Bankshares, Inc.	39,199	1,153,235
United Community Banks, Inc.(b)	48,266	1,091,294
Valley National Bancorp(b)	138,038	1,018,721
Washington Federal, Inc.(b)	32,422	843,296
Webster Financial Corp.	60,184	2,139,541
Wintrust Financial Corp.	17,348	1,102,812
WSFS Financial Corp.(b)	30,471	1,018,950
		55,346,538
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $80,434,790)		55,346,538
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.26%
Invesco Private Government Fund, 5.10%(d)(e)(f)	4,543,963	4,543,963
Invesco Private Prime Fund, 5.22%(d)(e)(f)	11,688,621	11,687,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,232,917)		16,231,415
TOTAL INVESTMENTS IN SECURITIES-129.03% (Cost $96,667,707)		71,577,953
OTHER ASSETS LESS LIABILITIES-(29.03)%		(16,103,574)
NET ASSETS-100.00%		$55,474,379
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,014	$1,556,820	$(1,571,834)	$-	$-	$-	$1,220
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,369,206	$31,710,370	$(30,535,613)	$-	$-	$4,543,963	$110,799*
Invesco Private Prime Fund	8,663,673	74,181,247	(71,154,885)	(1,865)	(718)	11,687,452	299,325*
Total	$12,047,893	$107,448,437	$(103,262,332)	$(1,865)	$(718)	$16,231,415	$411,344

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,233,900,005	$-	$-	$1,233,900,005
Money Market Funds	-	16,901,879	-	16,901,879
Total Investments	$1,233,900,005	$16,901,879	$-	$1,250,801,884
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$225,043,560	$-	$-	$225,043,560
Closed-End Funds	109,066,250	-	-	109,066,250
Money Market Funds	-	100,814,849	-	100,814,849
Total Investments	$334,109,810	$100,814,849	$-	$434,924,659
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,120,251	$-	$-	$195,120,251
Money Market Funds	9,113	50,475,635	-	50,484,748
Total Investments	$195,129,364	$50,475,635	$-	$245,604,999
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,783,683	$-	$-	$320,783,683
Money Market Funds	67,978	1,755,506	-	1,823,484
Total Investments	$320,851,661	$1,755,506	$-	$322,607,167
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,346,538	$-	$-	$55,346,538
Money Market Funds	-	16,231,415	-	16,231,415
Total Investments	$55,346,538	$16,231,415	$-	$71,577,953